First Trust S and P International Dividend Aristocrats ETF Investment Strategy - First Trust S and P International Dividend Aristocrats ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed by S&P Dow Jones Indices, LLC a division of S&P Global (“SPDJI” or the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. According to the Index Provider, the Index measures the performance of non-U.S. companies within the S&P Global Dividend Aristocrats Index (the "Base Index"), which measures the performance of 100 of the highest dividend yielding companies within the S&P Global Broad Market Index. The S&P Global Broad Market Index is an equity index measuring global stock market performance that includes companies domiciled in both developed and emerging markets. The Base Index narrows this initial universe by removing securities that do not meet the size, liquidity, stock class and listing venue requirements of the index. Selected securities for the Base Index must also meet the following eligibility requirements as of the last business day of December of each year (the “Annual Reconstitution Reference Date”): ●Dividend Growth. Securities must have increased dividends or maintained stable dividends every year for at least the prior ten consecutive years. ●Payout Ratio. Securities must have a positive dividend payout ratio and non-current index components must have a maximum of 100% dividend payout ratio for addition to the index. The dividend payout ratio is the amount of dividend paid to stockholders relative to the amount of total net income of a company. It is calculated by dividing a security’s dividend-per-share amount by its earnings-per-share amount, using data from the prior twelve months. ●Dividend Yield. Securities must have a maximum 10% indicated dividend yield. A security’s indicated dividend yield is calculated by multiplying the amount of its most recent dividend payment by the number of dividend payments per year, and then dividing that number by the company’s stock price. According to the Index Provider, the Base Index ranks the securities that meet these eligibility requirements based upon their indicated dividend yield as of the Annual Reconstitution Reference Date. The 100 securities with the highest indicated dividend yield are selected for inclusion in the Base Index, with the number of securities from each country capped at 20. If the number of securities from a country reaches 20, the highest yielding securities from other countries are selected until the number of securities in the Base Index reaches 100. If the eligible highest yielding securities are overly concentrated (beyond 35 securities) in an individual Global Industry Classification Standard (“GICS®”) sector, the next highest yielding securities from the sector with less than 35 securities are selected until the number of securities in the Base Index reaches 100. If the number of eligible Base Index constituent securities is fewer than 100 at the time of the annual rebalancing, then the minimum float-adjusted market capitalization requirement is lowered and the requirement that a constituent security have increased or maintained stable dividends every year for at least the prior ten consecutive years is reduced so that a security may be eligible if it has increased or maintained stable dividends every year for the prior seven consecutive years. From these 100 securities included in the Base Index, all U.S. domiciled securities are removed from the universe and the Index selects all remaining companies. At each rebalancing, the Index selects a minimum of 80 constituents. According to the Index Provider, the Index constituents are weighted by indicated annual dividend yield in order to achieve a relatively high dividend yield. At each rebalancing, the weight for each Index constituent is capped at 3%, and the weight of each country and GICS® sector is capped at 25%, respectively. The Fund may invest in companies with various market capitalizations and U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is rebalanced semi-annually and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. In addition, to the annual rebalancing and the monthly dividend review (the constituents are reviewed on a monthly basis for ongoing eligibility), the indices also undergo a secondary review for adherence to the constituent weighting criteria. Any changes due to the realignment of constituent weights with the weighting criteria or the removal of stocks no longer eligible for index inclusion become effective after the close of the last trading date of July. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies, utilities companies, Canadian issuers, Asian issuers and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies, utilities companies, Canadian issuers, Asian issuers and European issuers, although this may change from time to time.